Fair Value Measurements - Assumptions used for the fair value calculations of warrants (Details)	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares USD ($)
Series A warrants | Exercise price
Fair Value Measurements
Warrants outstanding, measurement input	17.00	17.00
Series A warrants | Volatility
Fair Value Measurements
Warrants outstanding, measurement input	90	80
Series A warrants | Stock price
Fair Value Measurements
Warrants outstanding, measurement input	3.40	9.40
Series A warrants | Risk-free rate
Fair Value Measurements
Warrants outstanding, measurement input	5.3	4.4
Series A warrants | Expected term (in years)
Fair Value Measurements
Warrants outstanding, measurement input | $	1.2	1.7
Series B warrants | Exercise price
Fair Value Measurements
Warrants outstanding, measurement input	17.00	17.00
Series B warrants | Volatility
Fair Value Measurements
Warrants outstanding, measurement input	100	120
Series B warrants | Stock price
Fair Value Measurements
Warrants outstanding, measurement input	3.40	9.40
Series B warrants | Risk-free rate
Fair Value Measurements
Warrants outstanding, measurement input	4.0	4.0
Series B warrants | Expected term (in years)
Fair Value Measurements
Warrants outstanding, measurement input | $	6.2	6.7